TAXES ON INCOME (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%
Deferred tax assets	$ 763	$ 16
Israel [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	23.00%	23.00%
Carryforward operating tax losses	$ 6,876
Tax losses for future without any time limitation	$ 3,178
Canada [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%
Adjupharm GmbH ("Adjupharm") [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	29.10%
Adjupharm GmbH ("Adjupharm") [Member] | German [Member]
Major Components Of Income Tax Expense [Line Items]
Carryforward operating tax losses	$ 13,166
Description of carryforward losses for tax purposes	Accumulated tax losses can be carried forward without time restrictions and can be deducted from future profits and capital gains unless they exceed €1,000 thousand (approximately $1,445). Any excess of such amount will be limited to 60% of the profits or capital gains